Schedule of Investments ─ NYLI Hedge Multi-Strategy Tracker ETF

January 31, 2025 (unaudited)

	Shares	Value
Exchange Traded Vehicles — 9.6%

Agriculture Fund — 2.8%
Invesco DB Agriculture Fund*(a)	707,232	$19,519,603

Broad Funds — 1.6%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	725,331	9,654,156
iShares GSCI Commodity Dynamic Roll Strategy ETF	61,759	1,615,615
Total Broad Funds		11,269,771

Silver Funds — 0.3%
abrdn Physical Silver Shares ETF*	7,392	220,725
iShares Silver Trust*(a)	72,799	2,075,500
Total Silver Funds		2,296,225

U.S. Dollar Fund — 4.9%
Invesco DB U.S. Dollar Index Bullish Fund*†(a)	1,162,280	34,298,883

Total Exchange Traded Vehicles
(Cost $62,327,768)		67,384,482

Investment Companies — 90.1%

Bank Loan Funds — 5.1%
Invesco Senior Loan ETF	913,353	19,226,081
SPDR Blackstone Senior Loan ETF	394,199	16,540,590
Total Bank Loan Funds		35,766,671

BRIC Equity Fund — 1.9%
iShares MSCI India ETF(a)	256,613	13,084,697

Convertible Bond Funds — 8.9%
iShares Convertible Bond ETF(a)	265,002	23,243,325
SPDR Bloomberg Convertible Securities ETF(a)	487,763	39,152,736
Total Convertible Bond Funds		62,396,061

Derivative Income Fund — 0.8%
JPMorgan Equity Premium Income ETF(a)	93,638	5,521,833

Emerging Equity Funds — 4.7%
iShares Core MSCI Emerging Markets ETF	308,813	16,364,001
Vanguard FTSE Emerging Markets ETF	373,034	16,562,709
Total Emerging Equity Funds		32,926,710

Emerging Markets Fund — 0.0%(b)
Invesco India Exchange-Traded Fund Trust*	12,283	306,215

Floating Rate - Investment Grade Funds — 21.5%
iShares Floating Rate Bond ETF(c)	2,224,351	113,619,849
SPDR Bloomberg Investment Grade Floating Rate ETF	1,189,520	36,720,482
Total Floating Rate - Investment Grade Funds		150,340,331

International Equity Core Funds — 7.0%
iShares Core MSCI EAFE ETF	314,859	23,167,325
Vanguard FTSE Developed Markets ETF	523,531	26,145,138
Total International Equity Core Funds		49,312,463

Japan Equity Funds — 0.2%
Franklin FTSE Japan ETF	7,639	222,371
JPMorgan BetaBuilders Japan ETF(a)	22,684	1,266,675
Total Japan Equity Funds		1,489,046
	Shares	Value
Investment Companies (continued)

Managed Futures Funds — 1.8%
iMGP DBi Managed Futures Strategy ETF	300,541	$7,955,320
KraneShares Mount Lucas Managed Futures Index Strategy ETF(a)	74,070	2,036,185
Simplify Managed Futures Strategy ETF(a)	97,174	2,769,459
Total Managed Futures Funds		12,760,964

Merger Arbitrage Funds — 3.9%
AltShares Merger Arbitrage ETF†(a)	262,274	7,321,090
NYLI Merger Arbitrage ETF*†(a)	602,335	20,117,989
Total Merger Arbitrage Funds		27,439,079

Municipal Bond Funds — 4.9%
iShares National Muni Bond ETF(a)	169,201	18,026,675
Vanguard Tax-Exempt Bond Index ETF(a)	316,699	15,876,121
Total Municipal Bond Funds		33,902,796

Preferred Funds — 3.3%
Global X U.S. Preferred ETF(a)	163,808	3,243,398
iShares Preferred and Income Securities ETF(a)	628,628	19,996,657
Total Preferred Funds		23,240,055

Private Equity Replication Fund — 0.9%
Invesco Global Listed Private Equity ETF	93,089	6,638,177

Treasury Inflation Protected Securities Funds — 7.1%
iShares 0-5 Year TIPS Bond ETF	225,997	22,938,695
Vanguard Short-Term Inflation-Protected Securities ETF	543,901	26,585,881
Total Treasury Inflation Protected Securities Funds		49,524,576

U.S. Factor Fund — 0.3%
Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Quality ETF	29,846	2,082,057

U.S. Large Cap Core Funds — 2.2%
Financial Select Sector SPDR Fund	22,651	1,165,847
iShares MSCI USA Quality Factor ETF	46,936	8,606,185
Materials Select Sector SPDR Fund	38,666	3,433,154
Vanguard Financials ETF	2,205	277,565
Vanguard Materials ETF	8,484	1,674,148
Total U.S. Large Cap Core Funds		15,156,899

U.S. Mid Cap Core Funds — 0.9%
iShares Core S&P Mid-Cap ETF	55,586	3,593,635
Vanguard Mid-Cap ETF	10,031	2,764,644
Total U.S. Mid Cap Core Funds		6,358,279

U.S. Momentum Fund — 2.8%
iShares MSCI USA Momentum Factor ETF(a)	88,382	19,367,148

U.S. Short Term Treasury Bond Fund — 8.9%
Vanguard Short-Term Treasury ETF	1,064,324	62,167,165

U.S. Small Cap Core Funds — 3.0%
iShares Core S&P Small-Cap ETF	154,539	18,303,599
SPDR Portfolio S&P 600 Small Cap ETF	56,126	2,595,266
Total U.S. Small Cap Core Funds		20,898,865

Total Investment Companies
(Cost $613,243,375)		630,680,087

Schedule of Investments ─ NYLI Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2025 (unaudited)

	Shares	Value
Short-Term Investment — 8.1%

Money Market Fund — 8.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.26%(d)(e)
(Cost $56,398,003)	56,398,003	$56,398,003

Total Investments — 107.8%
(Cost $731,969,146)		754,462,572
Other Assets and Liabilities, Net — (7.8)%		(54,685,967)
Net Assets — 100.0%		$699,776,605

*	Non-income producing securities.
†	Affiliated fund.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $75,528,725; total market value of collateral held by the Fund was $77,390,732. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $20,992,729.
(b)	Less than 0.05%.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $1,857,100.
(d)	Reflects the 1-day yield at January 31, 2025.
(e)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLI Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2025 (unaudited)

Total Return Swap contracts outstanding at January 31, 2025:

Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
abrdn Physical Silver Shares ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	$14,751	$—
abrdn Physical Silver Shares ETF	Merrill Lynch	1-Day FEDEF + 0.50	2/27/2026	Monthly	15,647	—
AGF U.S. Market Neutral Anti-Beta Fund	Morgan Stanley	1-Day FEDEF - 9.92%	7/02/2025	Monthly	(10,522,199)	—
AGF U.S. Market Neutral Anti-Beta Fund	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(10,522,199)	—
AltShares Merger Arbitrage ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	536,421	—
AltShares Merger Arbitrage ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	(536,421)	—
Financial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	82,661	—
Financial Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	82,661	—
Franklin FTSE Japan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	15,778	—
Franklin FTSE Japan ETF	Merrill Lynch	1-Day FEDEF + 0.50	2/27/2026	Monthly	15,778	—
Global X U.S. Preferred ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	230,017	—
Global X U.S. Preferred ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	230,017	—
iMGP DBi Managed Futures Strategy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	582,896	—
iMGP DBi Managed Futures Strategy ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	582,896	—
Invesco CurrencyShares British Pound Sterling Trust	Morgan Stanley	1-Day FEDEF - 4.03%	7/02/2025	Monthly	(1,813,704)	—
Invesco CurrencyShares British Pound Sterling Trust	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(1,813,704)	—
Invesco DB Agriculture Fund	Morgan Stanley	1-Day FEDEF + 0.77%	7/02/2025	Monthly	1,430,232	—
Invesco DB Agriculture Fund	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,430,232	—
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1-Day FEDEF + 1.60%	7/02/2025	Monthly	2,513,131	—
Invesco DB U.S. Dollar Index Bullish Fund	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	2,513,131	—
Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Quality ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	147,682	—
Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Quality ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	147,682	—
Invesco Global Listed Private Equity ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	486,405	—
Invesco Global Listed Private Equity ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	486,405	—
Invesco India Exchange-Traded Fund Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	21,714	—
Invesco India Exchange-Traded Fund Trust	Merrill Lynch	1-Day FEDEF + 0.50	2/27/2026	Monthly	21,714	—
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	707,373	—
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	709,263	—
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,408,729	—
Invesco Senior Loan ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,408,729	—
iShares 0-3 Month Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 0.54%	7/02/2025	Monthly	(7,668,896)	—
iShares 0-3 Month Treasury Bond ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(7,668,896)	—
iShares 0-5 Year TIPS Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,680,738	—

Schedule of Investments ─ NYLI Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2025 (unaudited)

Total Return Swap contracts outstanding at January 31, 2025: (continued)
Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
iShares 0-5 Year TIPS Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	$1,680,738	$—
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,703,065	—
iShares Convertible Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,703,065	—
iShares Core MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,697,490	—
iShares Core MSCI EAFE ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,697,490	—
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,199,005	—
iShares Core MSCI Emerging Markets ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	1,199,005	—
iShares Core S&P Mid-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	254,850	—
iShares Core S&P Mid-Cap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	253,105	—
iShares Core S&P Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,341,096	—
iShares Core S&P Small-Cap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,343,465	—
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	8,217,648	—
iShares Floating Rate Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	8,217,648	—
iShares GSCI Commodity Dynamic Roll Strategy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	114,581	—
iShares GSCI Commodity Dynamic Roll Strategy ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	114,764	—
iShares International Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 15%	7/02/2025	Monthly	(5,315,888)	—
iShares International Treasury Bond ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(5,315,888)	—
iShares MSCI India ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	958,714	—
iShares MSCI India ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	958,714	—
iShares MSCI USA Momentum Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,419,086	—
iShares MSCI USA Momentum Factor ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,419,086	—
iShares MSCI USA Quality Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	630,575	—
iShares MSCI USA Quality Factor ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	630,575	—
iShares National Muni Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,320,883	—
iShares National Muni Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,320,883	—
iShares Preferred and Income Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,465,169	—
iShares Preferred and Income Securities ETF	Merrill Lynch	1-Day FEDEF + 0.50	2/27/2026	Monthly	1,465,169	—
iShares Semiconductor ETF	Morgan Stanley	1-Day FEDEF - 0.73%	7/02/2025	Monthly	(764,328)	—
iShares Semiconductor ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(764,328)	—
iShares Silver Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	147,197	—
iShares Silver Trust	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	147,197	—
JPMorgan BetaBuilders Japan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	89,846	—
JPMorgan BetaBuilders Japan ETF	Merrill Lynch	1-Day FEDEF + 0.50	2/27/2026	Monthly	89,846	—
JPMorgan Equity Premium Income ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	391,561	—
JPMorgan Equity Premium Income ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	391,561	—

Schedule of Investments ─ NYLI Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2025 (unaudited)

Total Return Swap contracts outstanding at January 31, 2025: (continued)
Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
JPMorgan Nasdaq Equity Premium Income ETF	Morgan Stanley	1-Day FEDEF - 0.65%	7/02/2025	Monthly	$(1,256,524)	$—
JPMorgan Nasdaq Equity Premium Income ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(1,256,524)	—
KraneShares Mount Lucas Managed Futures Index Strategy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	144,405	—
KraneShares Mount Lucas Managed Futures Index Strategy ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	143,663	—
Materials Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	243,551	—
Materials Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	243,551	—
NYLI Merger Arbitrage ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,474,076	—
NYLI Merger Arbitrage ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,474,076	—
Simplify Managed Futures Strategy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	196,393	—
Simplify Managed Futures Strategy ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	196,393	—
SPDR Blackstone Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,211,973	—
SPDR Blackstone Senior Loan ETF	Merrill Lynch	1-Day FEDEF + 0.50	2/27/2026	Monthly	1,211,973	—
SPDR Bloomberg 1-3 Month T-Bill ETF	Morgan Stanley	1-Day FEDEF - 2.08%	7/02/2025	Monthly	(9,344,921)	—
SPDR Bloomberg 1-3 Month T-Bill ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(9,344,921)	—
SPDR Bloomberg Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	2,831,765	—
SPDR Bloomberg Convertible Securities ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	2,831,765	—
SPDR Bloomberg International Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 13.23%	7/02/2025	Monthly	(15,998,772)	—
SPDR Bloomberg International Treasury Bond ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(7,350,738)	—
SPDR Bloomberg Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	2,655,839	—
SPDR Bloomberg Investment Grade Floating Rate ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	2,655,839	—
SPDR Portfolio S&P 600 Small Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	184,081	—
SPDR Portfolio S&P 600 Small Cap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	184,081	—
United States Natural Gas Fund LP	Morgan Stanley	1-Day FEDEF - 0.604%	7/02/2025	Monthly	(1,696,631)	—
United States Natural Gas Fund LP	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(1,696,631)	—
Vanguard Financials ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	19,637	—
Vanguard Financials ETF	Merrill Lynch	1-Day FEDEF + 0.50	2/27/2026	Monthly	19,637	—
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,915,698	—
Vanguard FTSE Developed Markets ETF	Merrill Lynch	1-Day FEDEF + 0.50	2/27/2026	Monthly	1,915,698	—
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,213,585	—
Vanguard FTSE Emerging Markets ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,213,585	—
Vanguard Materials ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	118,793	—
Vanguard Materials ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	118,793	—
Vanguard Mid-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	195,959	—
Vanguard Mid-Cap ETF	Merrill Lynch	1-Day FEDEF + 0.50	2/27/2026	Monthly	194,305	—

Schedule of Investments ─ NYLI Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2025 (unaudited)

Total Return Swap contracts outstanding at January 31, 2025: (continued)
Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
Vanguard Short-Term Inflation-Protected Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	$1,948,015	$—
Vanguard Short-Term Inflation-Protected Securities ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,948,015	—
Vanguard Short-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	4,496,343	—
Vanguard Short-Term Treasury ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	4,497,453	—
Vanguard Tax-Exempt Bond Index ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,163,267	—
Vanguard Tax-Exempt Bond Index ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,163,267	—
						$—

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $1,857,100 and with Merrill Lynch amounted to $– at January 31, 2025. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(f) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(g) Reflects the value at reset date of January 31, 2025.

Abbreviation

FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(h)
Exchange Traded Vehicles	$67,384,482	$—	$—	$67,384,482
Investment Companies	630,680,087	—	—	630,680,087
Short-Term Investment:
Money Market Fund	56,398,003	—	—	56,398,003
Total Investments in Securities	754,462,572	—	—	754,462,572
Other Financial Instruments:(i)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$754,462,572	$—	$—	$754,462,572
Liability Valuation Inputs
Other Financial Instruments:(i)
Swap Contracts	$—	$—	$—	$—

(h)	For a complete listing of investments and their industries, see the Schedule of Investments.
(i)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

A summary of the Fund’s transactions with any affiliated fund during the period ended January 31, 2025 is as follows:

Affiliated Holdings

Schedule of Investments ─ NYLI Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2025 (unaudited)

	Shares at 04/30/2024	Value ($) at 04/30/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 01/31/2025	Value ($) at 01/31/2025
AltShares Merger Arbitrage ETF	200,262	5,343,431	3,357,711	(1,662,010)	114,357	167,601	77,566	—	262,274	7,321,090

Invesco DB U.S. Dollar Index Bullish Fund	1,082,196	31,362,040	27,408,392	(27,378,834)	1,111,065	1,796,220	—	—	1,162,280	34,298,883

NYLI Merger Arbitrage ETF	716,790	22,163,147	10,073,466	(13,907,199)	348,615	1,439,960	—	—	602,335	20,117,989
	1,999,248	58,868,618	40,839,569	(42,948,043)	1,574,037	3,403,781	77,566	—	2,026,889	61,737,962